Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Procure Space ETF® | Procure Space ETF® Class
Prospectus [Line Items]
Annual Return [Percent]	67.94%	26.50%	(2.45%)	(25.94%)	7.57%	(2.08%)